UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-8620

                The Milestone Funds
 (Exact name of registrant as specified in charter)

115 East Putnam Avenue
               Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Leigh Carleton

Milestone Capital Management, LLC
115 East Putnam Avenue
               Greenwich, CT 06830
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-941-6453

Date of fiscal year end: November 30, 2007

Date of reporting period: November 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Milestone Funds Treasury Obligations Portfolio

ANNUAL REPORT

NOVEMBER 30, 2007

ADVISER

Milestone Capital Management, LLC

The Milestone Funds Privacy Policy

Protecting the Privacy of Information

The Milestone Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Milestone Funds do not share information with other companies for purposes of marketing solicitations for products other than the Milestone Funds. Therefore, The Milestone Funds do not provide opt-out options to their shareholders.

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

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TREASURY OBLIGATIONS PORTFOLIO
Letter to Our Shareholders

NOVEMBER 30, 2007

Dear Investors:

The year 2007 marked our thirteenth full year of exemplary operation and service to our investors. The enclosed report highlights the results of our conservative investment philosophy, On behalf of the Board and the entire Milestone team, we would like to express our sincere appreciation to you for your on-going confidence and support.

The market environment of the past year was characterized by great uncertainty and turmoil, particularly in the credit markets. These unfortunate circumstances have profoundly affected the financial landscape. We are proud to report that the Fund maintained a stable base of assets, met the growing liquidity and service needs of both existing and new institutional investors, fully complied with strict prospectus and regulatory requirements, and generated consistently competitive performance for our shareholders.

As we look ahead to 2008, we remain committed to our fundamental business philosophy of working in partnership with all of the Fund’s investors to consistently provide the highest standard of liquidity management services. Please call on us if we can be of service in any way.

Sincerely,
Leigh Carleton	Marc Pfeffer
CEO	CIO
Milestone Capital Management	Milestone Capital Management

TREASURY OBLIGATIONS PORTFOLIO
Portfolio Summary

NOVEMBER 30, 2007

PORTFOLIO BREAKDOWN

All data is as of November 30, 2007. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

TREASURY OBLIGATIONS PORTFOLIO
Fees and Expenses

NOVEMBER 30, 2007

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium & Administrative Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended November 30, 2007.

Actual Expenses

The first line of each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divide by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Funds. To do so, compare this 5% hypothetical example with the hypothetical example that appears in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Treasury Obligations Portfolio –
Investor Shares
Actual	$1,000.00	$1,022.31	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Treasury Obligations Portfolio –
Institutional Shares
Actual	$1,000.00	$1,023.59	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01
Treasury Obligations Portfolio –
Financial Shares
Actual	$1,000.00	$1,023.84	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.15%	$0.76

TREASURY OBLIGATIONS PORTFOLIO
Fees and Expenses (Continued)

NOVEMBER 30, 2007

	Beginning Account Value 6/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Treasury Obligations Portfolio –
Premium Shares
Actual	$1,000.00	$1,021.34	0.64%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.86	0.64%	$3.24
Treasury Obligations Portfolio –
Administrative Shares
Actual	$1,000.00	$1,018.73	1.15%	$5.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	1.15%	$5.83

*

Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2007, and divided by the 365 days in the Portfolio’s current fiscal year (to reflect the six-month period).

TREASURY OBLIGATIONS PORTFOLIO
Portfolio of Investments

NOVEMBER 30, 2007
($ in Thousands)

Principal Amount	Interest Rate	Maturity Date	Value (note 1)

Repurchase Agreements — 99.3%
Banc of America Securities LLC, dated 11/30/07, repurchase price $100,027 (Collateralized by:
U.S. Treasury Note: $95,064, 4.875%, 7/31/11; aggregate market value plus accrued interest $102,000)
$100,000	3.25%	12/3/07	$100,000
BNP Paribas Securities Corp., dated 11/30/07, repurchase price $400,103 (Collateralized by: U.S. Treasury Bills: $63,126,
4/3/08–4/10/08; U.S. Treasury Notes: $336,247, 3.125%–5.500%, 4/30/08–5/15/13; aggregate market value plus accrued interest $408,000)
400,000	3.10%	12/3/07	400,000
BNP Paribas Securities Corp., dated 11/30/07, repurchase price $100,035 (Collateralized by: U.S. Treasury Bill: $29,319,
5/1/08; U.S. Treasury Notes: $70,442, 4.625%–5.000%, 2/29/08–8/15/11; aggregate market value plus accrued interest $102,000)
100,000	4.20%	12/3/07	100,000
Credit Suisse Securities (USA) LLC, dated 11/30/07, repurchase price $170,044 (Collateralized by: U.S. Treasury Bonds:
$47,755, 12.000%–13.250%, 8/15/13–5/15/14; U.S. Treasury Notes: $115,081, 3.625%–4.875%, 6/30/12–8/15/14; aggregate market value plus accrued interest $173,404)
170,000	3.10%	12/3/07	170,000
Credit Suisse Securities (USA) LLC, dated 11/30/07, repurchase price $400,113 (Collateralized by: U.S. Treasury Bond:
$1,776, 12.000%, 8/15/13; U.S. Treasury Notes: $393,080, 3.375%–4.750%, 5/31/12–11/15/14; aggregate market value plus accrued interest $408,003)
400,000	3.40%	12/3/07	400,000
Deutsche Bank Securities, Inc., dated 11/27/07, repurchase price $150,100 (Collateralized by: U.S. Treasury Inflation Index
Note: $65,958, 3.500%, 1/15/11; U.S. Treasury Notes: $64,963, 3.625%–4.500%, 2/15/09–2/15/14; aggregate market value plus accrued interest $153,000)
150,000	4.00%	12/3/07	150,000
Deutsche Bank Securities, Inc., dated 11/30/07, repurchase price $590,252 (Collateralized by: U.S. Treasury Inflation Index
Note: $259,480, 3.500%, 1/15/11; U.S. Treasury Notes: $255,565, 3.625%–4.500%, 2/15/09–2/15/14; aggregate market value plus accrued interest $601,902)
$590,100	3.10%	12/3/07	$590,100
JPMorgan Chase & Co., dated 11/30/07, repurchase price $300,078 (Collateralized by: U.S. Treasury Bonds: $12,712,
12.500%–13.250%, 5/15/14–8/15/14; U.S. Treasury Notes: $279,327, 2.625%–6.000%, 11/15/08–8/15/14; aggregate market value plus accrued interest $306,002)
300,000	3.10%	12/3/07	300,000

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Portfolio of Investments (Continued)

NOVEMBER 30, 2007
($ in Thousands)

Principal Amount	Interest Rate	Maturity Date	Value (note 1)

Repurchase Agreements — 99.3% (Continued)
UBS Securities LLC, dated 11/20/07, repurchase price $75,120 (Collateralized by: U.S. Treasury Bill: $20,590, 4/10/08,
U.S. Treasury Bond: $13,159, 12.500%, 8/15/14; U.S. Treasury Notes: $39,333, 3.500%–5.500%, 2/15/08–9/30/12; aggregate market value plus accrued interest $76,501)
75,000	4.10%	12/4/07	75,000
UBS Securities LLC, dated 6/6/07, repurchase price $25,765 (Collateralized by: U.S. Treasury Notes: $24,410,
3.625%–6.000%, 8/15/09–2/15/11; aggregate market value plus accrued interest $25,504)
25,000	5.22%	1/3/08	25,000
UBS Securities LLC, dated 6/21/07, repurchase price $26,037 (Collateralized by: U.S. Treasury Notes: $24,261,
4.250%–4.625%, 7/31/12–9/30/12; aggregate market value plus accrued interest $25,505)
25,000	5.24%	4/1/08	25,000
UBS Securities LLC, dated 6/21/07, repurchase price $26,248 (Collateralized by: U.S. Treasury Bond: $797, 12.000%, 8/15/13;
U.S. Treasury Notes: $23,471, 3.500%–6.000%, 5/15/09–8/15/13; aggregate market value plus accrued interest $25,505)
25,000	5.24%	5/29/08	25,000

Total Repurchase Agreements (Cost $2,360,100)			2,360,100

Total Investments (Cost $2,360,100) — 99.3%			2,360,100
Other assets in excess of liabilities — 0.7%			17,298

Net Assets — 100.0%			$2,377,398

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Statement of Assets and Liabilities

NOVEMBER 30, 2007

ASSETS:
Repurchase agreements, at value and cost (note 1)	$2,360,100,000
Cash	24,007
Receivable for securities sold	19,955,116
Interest receivable	2,176,356
Prepaid expenses	431

Total assets	2,382,255,910

LIABILITIES:
Dividends payable	4,200,994
Advisory fee payable	184,610
Shareholder service fee payable	97,515
Administration fee payable	65,625
Distribution fee payable — Premium & Administrative Shares	51,133
Accrued expenses	257,568

Total liabilities	4,857,445

NET ASSETS	$2,377,398,465

NET ASSETS BY CLASS OF SHARES:
Investor Shares	$304,798,509
Institutional Shares	1,381,618,586
Financial Shares	538,914,423
Premium Shares	96,510,676
Administrative Shares	55,556,271

NET ASSETS	$2,377,398,465

SHARES OUTSTANDING:
Investor Shares	304,766,156

Institutional Shares	1,381,486,101

Financial Shares	538,952,662

Premium Shares	96,548,353

Administrative Shares	55,556,143

NET ASSET VALUE PER SHARE	$1.00

COMPOSITION OF NET ASSETS:
Shares of beneficial interest	$2,377,304,107
Accumulated net realized gain	94,358

NET ASSETS	$2,377,398,465

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Statement of Operations

FOR THE YEAR ENDED NOVEMBER 30, 2007

INVESTMENT INCOME:
Interest	$110,289,201

EXPENSES (note 2):
Advisory fees	2,181,507
Administration fees	872,602
Shareholder service fees:
Investor Shares	668,853
Institutional Shares	1,036,830
Financial Shares	361,258
Premium Shares	264,022
Administrative Shares	122,525
Distribution fees:
Premium Shares	264,022
Administrative Shares	367,575
Custodian fees and expenses	133,240
Transfer agent fees and expenses	127,480
Publication expenses and rating service fees	99,532
Legal fees	79,144
Accounting service fees	57,203
Cash management fees	44,399
Trustees’ fees	33,763
Report to shareholders	32,200
Insurance expense	31,881
Audit fees	29,675
Registration and filing fees	27,110
Compliance fees	25,851
Offering cost — Administrative Shares	9,520
Other expenses	12,731

Total expenses before reimbursement	6,882,923
Reimbursement	(1,275,925)

Net Expenses	5,606,998

NET INVESTMENT INCOME	104,682,203
NET REALIZED GAIN ON INVESTMENTS	13,841

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,696,044

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Statements of Changes in Net Assets

	For the year ended November 30, 2007	For the year ended November 30, 2006

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$104,682,203	$92,764,866
Net realized gain on investments	13,841	33,467

Net increase in net assets resulting from operations	104,696,044	92,798,333

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income — Investor Shares	(12,367,859)	(13,855,934)
Net investment income — Institutional Shares	(50,263,015)	(35,134,462)
Net investment income — Financial Shares	(35,451,992)	(35,936,756)
Net investment income — Premium Shares	(4,692,839)	(7,410,303)
Net investment income — Administrative Shares	(1,906,498)	(427,411)
Net realized gain on investments — Investor Shares	(1,165)	(4,913)
Net realized gain on investments — Institutional Shares	(5,010)	(11,618)
Net realized gain on investments — Financial Shares	(3,137)	(11,932)
Net realized gain on investments — Premium Shares	(545)	(2,691)
Net realized gain on investments — Administrative Shares	(208)	(51)

Total distributions to shareholders	(104,692,268)	(92,796,071)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
Sale of shares — Investor Shares	742,020,302	1,101,655,583
Sale of shares — Institutional Shares	6,277,855,974	5,059,299,706
Sale of shares — Financial Shares	10,926,977,529	14,088,186,962
Sale of shares — Premium Shares	379,541,548	646,515,915
Sale of shares — Administrative Shares	275,451,643	93,230,204
Reinvested dividends — Investor Shares	2,442,940	3,697,619
Reinvested dividends — Institutional Shares	19,786,504	17,586,353
Reinvested dividends — Financial Shares	18,928,644	19,709,921
Cost of shares repurchased — Investor Shares	(913,704,164)	(946,055,630)
Cost of shares repurchased — Institutional Shares	(5,823,996,660)	(4,747,165,693)
Cost of shares repurchased — Financial Shares	(11,076,852,096)	(14,513,435,022)
Cost of shares repurchased — Premium Shares	(452,356,452)	(631,225,850)
Cost of shares repurchased — Administrative Shares	(266,503,791)	(46,621,913)

Net increase in net assets from shares of beneficial interest	109,591,921	145,378,155

Total increase	109,595,697	145,380,417
NET ASSETS:
Beginning of year	2,267,802,768	2,122,422,351

End of year	$2,377,398,465	$2,267,802,768

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Notes to Financial Statements

NOVEMBER 30, 2007

NOTE 1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the “Trust”) was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the “Portfolio”) which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Premium Shares and Administrative Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Premium Shares on May 20, 1997 and Administrative Shares on September 6, 2006. The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Valuation of Securities — Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, on the financial statements has not yet been determined.

Repurchase Agreements — The Portfolio may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions — Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2007 is substantially the same as shown on the accompanying portfolio of investments.

Multiple Class Allocations — Each share of the Portfolio’s five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio’s class specific expenses

TREASURY OBLIGATIONS PORTFOLIO
Notes to Financial Statements (Continued)

NOVEMBER 30, 2007

include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Income Taxes — It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

The financial statements have been prepared in compliance with all applicable accounting rules and practices, including FIN 48.

Interest Income and Dividends to Shareholders — Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

Accounting Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the “Adviser”) serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates up to 0.25% of the average daily net assets of the Investor Shares, Premium Shares and Administrative Shares, up to 0.10% of the average daily net assets of the Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. For the year ended November 30, 2007, for these services, the Adviser charged fees, prior to any waivers, at annual rates equal to 0.25%, 0.10%, 0.05%, 0.25% and 0.25% of the daily average net assets of the Investor Shares, Institutional Shares, Financial Shares, Premium Shares and Administrative Shares, respectively. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the year ended November 30, 2007, the Adviser agreed to waive any portion of its Shareholder Service fees and reimburse any other expenses in order to limit the total expenses of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15% of their average daily net assets, respectively. As a result, for the year ended November 30, 2007, the Adviser received Shareholder Service fees equal to annual rates of 0.22%, 0.01% and 0.02% of the average daily net assets of the Investor Shares, Institutional Shares and Financial Shares, respectively.

TREASURY OBLIGATIONS PORTFOLIO
Notes to Financial Statements (Continued)

NOVEMBER 30, 2007

The Trust has adopted a Distribution Plan for the Premium Shares and Administrative Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares and Administrative Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares and Administrative Shares at annual rates of up to 0.35% of the average daily net assets of the Premium Shares and 0.75% of the average daily net assets of the Administrative Shares. For the year ended November 30, 2007, pursuant to this plan, the Adviser charged fees, prior to any waivers, at an annual rate equal to 0.25% and 0.75% of the average daily net assets of the Premium Shares and Administrative Shares, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2007, there were no unreimbursed expenses.

For the current fiscal year, the Adviser has agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares and Administrative Shares up to 0.65% and 1.20% of the average daily net assets, respectively. During the year ended November 30, 2007, the total expenses of the Premium Shares and Administrative Shares did not exceed their limits.

The Adviser also serves as administrator (the “Administrator”) to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets.

During the year ended November 30, 2007, the Portfolio paid administration fees attributable to each class as follows:

Investor Shares:	$215,493
Institutional Shares:	600,357
Financial Shares:	48,844
Premium Shares:	5,260
Administrative Shares:	2,648

In addition, the Administrator has a sub-administration agreement with The Bank of New York (the “Sub-Administrator”). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned from the Administrator $100,000 during the year ended November 30, 2007.

Effective July 2, 2007, The Bank of New York Company, Inc., the former parent company of The Bank of New York, merged with Mellon Financial Corporation to form The Bank of New York Mellon Corporation. As of such date the The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

ALPS Fund Services, Inc. is the Trust’s transfer agent, and ALPS Distributors, Inc. is the dividend disbursing agent, and also the Trust’s Distributor of the Portfolio’s shares, pursuant to a Distribution Agreement with the Trust. The

TREASURY OBLIGATIONS PORTFOLIO
Notes to Financial Statements (Continued)

NOVEMBER 30, 2007

Distributor is an affiliate of the Trust’s transfer agent. The Distributor is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Distribution Agreement.

NOTE 3. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended November 30, 2007 and November 30, 2006 were attributed to ordinary income.

As of November 30, 2007, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings

Treasury Obligations Portfolio	$94,358	—	$94,358

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights

			Investor Shares

	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003

Per share operating
performance for a share
outstanding throughout
the year
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.046	0.044	0.025	0.008	0.008
Dividends from net
investment income	(0.046)	(0.044)	(0.025)	(0.008)	(0.008)

Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (a)	4.71%	4.51%	2.58%	0.84%	0.77%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.62%	4.43%	2.55%	0.80%	0.70%
Net assets at the end of the
year (000’s omitted)	$304,798	$474,039	$314,742	$306,951	$275,074

(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.03%, 0.03%, and 0.02% for each of the respective periods presented.

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

			Institutional Shares

	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003

Per share operating
performance for a share
outstanding throughout
the year
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.049	0.047	0.028	0.011	0.010
Dividends from net
investment income	(0.049)	(0.047)	(0.028)	(0.011)	(0.010)

Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (a)	4.98%	4.77%	2.83%	1.09%	1.02%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	4.85%	4.67%	2.78%	1.02%	0.95%
Net assets at the end of the
year (000’s omitted)	$1,381,619	$907,971	$578,250	$618,270	$700,296

(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.09%, 0.08%, 0.03%, 0.03%, and 0.02%, for each of the respective periods presented.

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

			Financial Shares

	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003

Per share operating
performance for a share
outstanding throughout the year
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.049	0.047	0.028	0.011	0.011
Dividends from net
investment income	(0.049)	(0.047)	(0.028)	(0.011)	(0.011)

Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (a)	5.03%	4.82%	2.88%	1.14%	1.07%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	4.91%	4.67%	2.84%	1.09%	1.01%
Net assets at the end of the
year (000’s omitted)	$538,914	$669,859	$1,075,395	$910,176	$995,844

(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.04%, 0.03%, and 0.03%, for each of the respective periods presented.

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	For the year ended November 30, 2007		For the year ended November 30, 2006		Premium Shares For the year ended November 30, 2005		For the year ended 2004		For the year ended November 30, 2003

Per share operating
performance for a share
outstanding throughout
the year
Beginning net asset value per share	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.044		0.042		0.024		0.007		0.006
Dividends from net
investment income	(0.044)		(0.042)		(0.024)		(0.007)		(0.006)

Ending net asset value per share	$1.00		$1.00		$1.00		$1.00		$1.00

Total return (a)	4.52%		4.32%		2.40%		0.69%		0.61%
Ratios/supplemental data
Ratios to average net assets:
	0.64	%(c)	0.63	%(b)	0.63	%(b)	0.60	%(b)	0.60	%(b)
Net investment income	4.44%		4.25%		2.32%		0.64%		0.53%
Net assets at the end of the
year (000’s omitted)	$96,511		$169,326		$154,035		$192,213		$198,830

(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory and distribution fees waived of 0.01%, 0.03%, 0.03%, and 0.02%, for each of the respective periods presented.

(c)	Distribution fees waived represents less than 0.001% for the period presented.

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Administrative Shares

	For the year ended November 30, 2007		For the period September 6, 2006* through November 30, 2006

Per share operating performance for a share
outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00

Net investment income	0.039		0.010
Dividends from net investment income	(0.039)		(0.010)

Ending net asset value per share	$1.00		$1.00

Total return (a)	3.97%		0.97%
Ratios/supplemental data
Ratios to average net assets:
Expenses	1.17	%(d)	1.20	%(b)(c)
Net investment income	3.89%		4.11	%(c)
Net assets at the end of the period (000’s omitted)	$55,556		$46,608

* Commencement of offering of shares.

(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of distribution fees waived of 0.01%, for the respective periods presented.

(c)	Annualized.

(d)	Distribution fees waived represents less than 0.001% for the period presented.

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
Treasury Obligations Portfolio of The Milestone Funds

We have audited the accompanying statement of assets and liabilities of the Treasury Obligations Portfolio (the “Fund”), a series of The Milestone Funds, including the portfolio of investments, as of November 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended November 30, 2005 have been audited by other auditors, whose report dated January 25, 2006 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Portfolio as of November 30, 2007, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 17,2008

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their year of birth, positions and principal occupations during the past five years are set forth below. The business address for the Trustees and Officers is c/o Milestone Capital Management, LLC, 115 East Putnam Avenue, Greenwich, CT 06830. There is no limit on the length of the term that each trustee serves. The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
INTERESTED PERSONS
Janet Tiebout Hanson	Chairman and largest individual equity owner of Milestone Capital
Born: 1952	Management, LLC, the Adviser to the Portfolio. Ms. Hanson founded
Trustee since October 2004	the Adviser in 1994, and from inception to April 2004, served as
Chairman and President	President and CEO. Ms. Hanson was a Managing Director at Lehman
October 1994 to April 2004	Brothers from 2004 to 2007. From 1991 to 1993, she was Vice President of the Asset Management Division of Goldman, Sachs & Co.
Ms. Hanson was with Goldman, Sachs & Co. from 1977 to 1987,
during which period she became Vice President of Fixed Income Sales and served as Co-Manager of Money Market Sales in New York.
NON INTERESTED PERSONS*
John D. Gilliam	Retired. Former Chief Investment Officer, The Robert Wood Johnson
Born: 1931	Foundation, Princeton, New Jersey, from 1995 to 2003. Former Limited
Trustee since October 1994	Partner, Goldman, Sachs & Co. from 1987 to 1999. From 1991 to
Chairman since April 2004	1994, Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset
Management, for the City of New York. He was a Partner at Goldman,
Sachs & Co. from 1973 to 1987.
Laura A. Garner	Partner, Marketing and Investor Relations, Grail Partners, LLC
Born: 1960	(merchant bank), since 2007. Business Development Director, Juniper
Trustee since June 2006	Capital Group, LLC (asset management), 2003 to 2007. Global
Marketing Director, Merrill Lynch Global Debt markets, 2001 to 2003.
Chief Marketing Officer, Internet Partnership Group (education technology), 2000 to 2001.
Nicholas J. Kovich	President and Chief Executive Officer, Kovich Capital Management
Born: 1956	(private asset management), since 2001. Managing Director, Morgan
Trustee since June 2006	Stanley Investment Management, 1996 to 2001.

TRUSTEES AND OFFICERS (Continued)

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
NON INTERESTED PERSONS* (cont’d)
Allen Lee Sessoms	President, Delaware State University. Former Lecturer and Fellow,
Born: 1946	John F. Kennedy School of Government at Harvard University, 2000 to
Trustee since June 1997	2003. Former President of Queens College, The City University of
New York, 1995 to 2000. Former Executive Vice President, University
of Massachusetts Systems from 1993 to 1995. From 1980 to 1993
Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy,
Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico
and counselor for Scientific and Technological Affairs, U.S. Embassy,
Parks, France. From 1974 to 1981 Dr. Sessoms was an Assistant
Professor of Physics at Harvard University. From 1973 to 1975
Dr. Sessoms was a Scientific Associate at the European Organization of
Nuclear Research. He was a post-doctoral Research Associate at
Brookhaven National Laboratory from 1972 to 1973.
OFFICERS
Leigh L. Carleton	President and Chief Executive Officer of Milestone Capital
Born: 1950	Management, LLC, the Adviser to the Portfolio, since March of 2007.
Chief Executive Officer and	Managed real estate development at the Airlie Group from 2003 to
Chief Legal Officer since 2007	2007. From 1985 to 2002, managed real estate development projects.
From 1972 to 1985 held various positions at IBM in the Large Systems
Marketing Division including marketing, marketing practices, and management.
Marc H. Pfeffer	Chief Investment Officer at Milestone Capital Management, LLC,
Born: 1964	since 2004. Associate Director with Bear, Stearns & Co., Inc. from
Chief Financial Officer since 2005	2001 to 2004. Mr. Pfeffer was previously the Co-Chief Investment
Officer, Milestone Capital Management, LP from 1994 to 2001. From
1986 to 1994, he was with Goldman Sachs & Co., Inc., during which period he became Vice President.
Lisa Hanratty	Secretary of the Adviser since March of 2007. Assistant to the Head of
Born: 1964	the Airlie Group, since 1990. From 1982 to 1989, Sales Assistant at
Secretary since 2007	Goldman Sachs in the High Yield Department.

TRUSTEES AND OFFICERS (Continued)

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
OFFICERS (cont’d)
Michael J. Wagner	President of Fund Compliance Services, LLC since 2006; Senior
Born: 1950	Vice President of Fund Compliance Services, LLC from 2004 to 2006;
Chief Compliance Officer since 2007	Vice President of GemCom, LLC since 2004; President of Gemini Fund
Services, LLC from 2003 to 2006; Chief Operations Officer of Gemini
Fund Services, LLC from 2003 to 2006; Senior Vice President, Fund
Accounting, of Orbitex Fund Services from 2001 to 2002; Director,
Constellation Trust Company since 2005.

Janet Tiebout Hanson is an interested person of the Trust as that term is defined in the 1940 Act.

* Mr. John Quelch resigned from the Board in March 2007.

(This page intentionally left blank.)

Adviser

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830

Administrator

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660

Transfer Agent

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660

Sub-Administrator / Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Legal Counsel

Kramer, Levin, Naftalis & Frankel
1177 Avenue of the Americas
New York, NY 10036

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus

A description of the Funds proxy voting policies and procedures is available without charge and upon request by calling the Milestone Funds at (800) 941-MILE or by accessing the
Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling The Milestone Funds at (800) 941-MILE or accessing the Funds’ Form N-PX on the
Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the
SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the
Commission’s Public Reference Room in Washington, DC; information on the operation of the
Public Reference Room may be obtained by calling (800)-SEC-0330.

The Milestone Funds
115 East Putnam Avenue, Greenwich, CT 06830
800-941-MILE

Item 2. Code of Ethics.

a). The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

b). Not Applicable

c ). During the last fiscal year, there were no amendments to registrant's code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

d). During the period, registrant granted no waivers from the provisions of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

e). Not Applicable

f). Not Applicable

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: John D. Gilliam, and Allen Lee Sessoms. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2007: $31,500

2006: $30,000

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are principally related to the registrant’s tax return reviews and are not reported under paragraph (a) of this item are as follows:

2007: $2,600

2006: $2,500

c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2007: $0

2006: $0

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2007: $0

2006: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

(i)  Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)  No response required.

(g)  The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period from December 1, 2006 to November 30, 2007 were $0.

(h)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)  Code of Ethics.

(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  The Milestone Funds

By:     /s/ Leigh Carleton

Leigh Carleton, Chief Executive Officer

Date:  February 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant: The Milestone Funds

By:     /s/ Leigh Carleton

Leigh Carleton, Chief Executive Officer

Date: February 4, 2008

By:    /s/ Marc H Pfeffer

Marc H. Pfeffer, Chief Financial Officer

Date: February 4, 2008